Deferred Tax Balances - Deferred Tax Liabilities (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 1,288,566	$ 1,647,391
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,288,566)	(1,647,391)
Net deferred tax liabilities	0	0
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	1,273,729	1,508,478
Unrealized exchange gain [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	14,790	129,141
Accrued income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 47	$ 9,772